Share-based compensation plans (Details) (USD $)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation plans
Number of plans					2		2
SARs
Share-based compensation plans
Number of shares awarded					65,500		235,000
Vesting period					3 years		3 years
Contractual term							5 years
Share-based compensation expense	$ 543,504	$ 274,600	$ 113,750	$ 113,750	$ 941,469	$ 388,350	$ 339,661	$ 0
Unrecognized compensation cost related to unvested share-based compensation	$ 2,300,000				$ 2,300,000		$ 1,534,689
Period of recognizing unrecognized compensation cost related to unvested share-based compensation							3 years